As filed with the Securities and Exchange Commission on November 17, 2011
                                                                                                                       File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 617	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 617	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 16, 2011, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 617 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 16, 2011, the effectiveness of the registration statement for the iShares MSCI Egypt Capped Investable Market Index Fund (the “Fund”), filed in Post-Effective Amendment No. 374 on January 29, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
410	April 13, 2010	May 13, 2010
430	May 12, 2010	May 30, 2010
436	May 28, 2010	June 25, 2010
441	June 24, 2010	July 23, 2010
456	July 22, 2010	August 20, 2010
462	August 19, 2010	September 17, 2010
471	September 16, 2010	October 15, 2010
479	October 14, 2010	November 12, 2010
480	November 10, 2010	December 9, 2010
489	December 8, 2010	January 7, 2011
496	January 6, 2011	February 4, 2011
507	February 3, 2011	March 4, 2011
511	March 3, 2011	April 1, 2011
517	March 31, 2011	April 29, 2011
530	April 28, 2011	May 27, 2011
540	May 26, 2011	June 24, 2011
550	June 23, 2011	July 22, 2011
560	July 21, 2011	July 29, 2011
564	July 28, 2011	August 26, 2011
576	August 25, 2011	September 23, 2011
585	September 22, 2011	October 21, 2011
609	October 20, 2011	November 18, 2011

This Post-Effective Amendment No. 617 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 374.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 617 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17th day of November, 2011.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: November 17, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 617 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: November 17, 2011

John E. Martinez*
Trustee

Date: November 17, 2011

George G. C. Parker*
Trustee

Date: November 17, 2011

Cecilia H. Herbert*
Trustee

Date: November 17, 2011

Charles A. Hurty*
Trustee

Date: November 17, 2011

John E. Kerrigan*
Trustee

Date: November 17, 2011

Robert H. Silver*
Trustee

Date: November 17, 2011

Robert S. Kapito*
Trustee

Date: November 17, 2011

Madhav V. Rajan*
Trustee

Date: November 17, 2011

/s/ Jack Gee
Jack Gee
Treasurer

Date: November 17, 2011

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: November 17, 2011

*
Powers of Attorney, each dated June 23, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G. C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 561, filed July 22, 2011.